Jan. 28, 2020
BLACKROCK FUNDS V
BlackRock High Yield Bond Portfolio
(the “Fund”)

Supplement dated May 22, 2020 to the Summary Prospectuses, each dated February 6, 2020, and the Prospectuses, each dated January 28, 2020, as amended and/or supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The first paragraph of the section of each Summary Prospectus entitled “Key Facts About BlackRock High Yield Bond Portfolio — Principal Investment Strategies of the Fund” and the first paragraph of the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock High Yield Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The High Yield Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its assets in high yield bonds. The high yield securities (commonly called “junk bonds”) acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The Fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy.